Note 6 - Property and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 6. Property and Equipment

Property and equipment at December 31, 2024 and 2023 consists of the following (in thousands):

	2024	2023
Land and land improvements	$17,071	$17,052
Buildings and improvements	54,673	54,171
Machinery and equipment	9,866	9,490
Office furniture and fixtures	10,568	10,346
Vehicles	1,065	976
Construction in progress	1,136	10
	94,379	92,045
Less accumulated depreciation and amortization	(38,797)	(35,415)
Property and equipment, net	$55,582	$56,630

At December 31, 2024 and 2023, the Company did not have any significant fixed contractual commitments for construction projects.